MIDWAY GAMES INC.
2704 West Roscoe Street
Chicago, Illinois 60618
773.961.2222
Fax 773.961.2299
April 24, 2007
VIA EDGAR
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549

Re:	Midway Games Inc. (File No. 1-12367)
Definitive Proxy Materials
     Ladies and Gentlemen:
     On behalf of Midway Games Inc. (“Midway”) and pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 (the “Exchange Act”), I am transmitting to you a copy of the Notice of Meeting, Proxy Statement and form of proxy that we intend to mail to our stockholders on or about April 24, 2007 in connection with our Annual Meeting of Stockholders to be held on June 13, 2007.
     Pursuant to Rule 14a-3(c) under the Exchange Act, we mailed to you, solely for your information, seven (7) copies of our Annual Report to Stockholders for the year ended December 31, 2006, prior to mailing the same to our stockholders.

Very truly yours,

MIDWAY GAMES INC.

/s/ Deborah K. Fulton
Deborah K. Fulton Senior Vice President, Secretary and General Counsel